Pension and OPEB Plans (Schedule of Amounts Recognized in Balance Sheet) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent liabilities		$ (1,403)	$ (1,442)	$ (1,394)
Accumulated other comprehensive net loss (income)		$ (201)	(180)	(162)
Reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income	$ (20)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent assets			23	19
Regulatory assets			346	337
Total assets recognized			369	356
Other current liabilities			(5)	(5)
Other noncurrent liabilities			(811)	(764)
Total liabilities recognized			(816)	(769)
Accumulated other comprehensive net loss (income)			145	129
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities			(13)	(16)
Other noncurrent liabilities			(525)	(528)
Regulatory liabilities			(157)	(180)
Total liabilities recognized			(695)	$ (724)
Accumulated other comprehensive net loss (income)			$ (1)